Offerings - Offering: 1	Feb. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value $0.005 per share
Amount Registered | shares	680,000
Proposed Maximum Offering Price per Unit	0.73
Maximum Aggregate Offering Price	$ 496,400.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68.55
Offering Note	This registration statement on Form S-8 (this “Registration Statement”) registers 680,000 Class A ordinary shares of the Registrant issuable pursuant to the 2025 Equity Incentive Plan (the “2025 Plan”). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued under the 2025 Plan to prevent dilution from stock splits, stock dividends or similar transactions as provided in the 2025 Plan.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h)(3) of the Securities Act. The proposed maximum offering price per share is estimated to be $0.73, based on the average of the high sales price ($0.8178) and the low sales price ($0.64) for the Registrant’s Class A ordinary shares as reported by The Nasdaq Stock Market LLC on February 2, 2026.